UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
     Suit 320
     Dayton, OH  45439


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

    Jennifer R. Moix    Dayton, Ohio   October 5, 1999


Report Type (Check only one):

[ X ]    13F HOLDINGS REPORT
[   ]    13F NOTICE
[   ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1126

Form 13F Information Table Value Total: $313,049


List of Other Included Managers:

No. 13F File Number          Name

                               Title of
Investment Discretion       Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole
Share OtherMgrs     Sole   Share   None
---------------------------    -------- ---------  --------- -------- ----
------ ---------     -----  ------  ------
Alaska Air Group, Inc.         Common   011659109    11421     280720   x
                 175850         104870
American Health Prop.          Common   026494104      551      27402   x
                  25502           1900
Armstrong World Ind.           Common   042476101      209       4660   x
                   4500            160
BP Amoco PLC Sponsored ADR     Common   110889409      303       2739   x
                                  2739
Bank of New York               Common   064057102     1370      41000   x
                  41000
Bell Atlantic                  Common   077853109    12513     185905   x
                  14990          70915
Bristol Myers                  Common   110122108    14451     214094   x
                 136532          77562
CIGNA                          Common   125509109     2076      26710   x
                  26520            190
Centex Corp.                   Common   152312104     9843     332980   x
                 206880         126100
Compaq Computer                Common   204493100      816      35680   x
                  35300            380
Duke Energy                    Common   264399106    11256     204207   x
                 123597          80610
Exxon Corp.                    Common   302290101    12932     170169   x
                 106750          63419
First Union                    Common   337358105     7638     214423   x
                 115167          99256
Firstar                        Common   33763V109     4158     162301   x
                 148760          13541
Fort James                     Common   347471104     8519     319245   x
                 192730         126515
General Electric               Common   369604103      404       3410   x
                    500           2910
Geogia Pacific                 Common   373298108     8271     204540   x
                 111300          93240
Goodyear Tire                  Common   382550101      529      11000   x
                  11000
Halliburton                    Common   406216101    10451     254923   x
                 141089         113834
Herman Miller                  Common   600544100    13691     572725   x
                 350160         222565
Ingersoll-Rand                 Common   456866102    11646     211997   x
                 128183          83814
Interstate Bakeries            Common   46072H108    10130     440460   x
                 250460         190000
Johnson & Johnson              Common   478160104      298       3250   x
                                  3250
Jones Apparel                  Common   480074103    12370     430270   x
                 268520         161750
Lafarge                        Common   505862102    11742     366945   x
                 226605         140340
Lehman Brothers                Common   524908100    12833     219851   x
                 135821          84030
Maytag                         Common   578592107     7301     219170   x
                 140010          79160
NiSource                       Common   65473P105    10076     455421   x
                 279551         175870
Quantum DLT Group              Common   747906204     6631     471570   x
                 266555         205015
Quantum HDD Group              Common   747906303     1696     228153   x
                 125866         102287
Reynolds & Reynolds            Common   761695105    11289     554079   x
                 331230         222849
Rohm & Haas                    Common   775371107      650      18000   x
                  18000
SBC Communications             Common   78387G103    12191     238766   x
                 150676          88090
SLM Holding                    Common   78442A109    12871     299337   x
                 186335         113002
Schering Plough                Common   806605101     2376      54480   x
                  52800           1680
Smithfield Foods               Common   832248108     1364      51000   x
                  51000
Smithkline Beecham             Common   832378301     8984     155905   x
                  87115          68790
Sun Microsystems               Common   866810104    15407     165670   x
                  93800          71870
Sunoco Inc.                    Common   86764P109     9229     337140   x
                 209030         128110
Systems & Computer Tech        Common   871873105      571      45500   x
                  45500
Toys 'R Us                     Common   892335100     7719     514610   x
                 302010         212600
Trinity Industries             Common   896522109     9769     316437   x
                 188582         127855
Watts Industries               Common   942749102      543      25000   x
                  25000
Wells Fargo                    Common   949746101      235       5936   x
                                  5936
Yellow Corp                    Common   985509108     1019      61530   x
                  60400           1130
Cheung Kong Holdings Ltd.      Common                  208      25000   x
                                 25000
DPL                            Common   233293109      205      11650   x
                   4450           7200
Fifth Third Bancorp            Common   316773100      643      10572   x
                                 10572
Firstar                        Common   33763V109      366      14310   x
                                 14310
Procter & Gamble               Common   742718109      495       5290   x
                                  5290
Servicemaster                  Common   81760N109      162      10125   x
                                 10125
Vodaphone AirTouch Plc.        Common   92857t107      269       1134   x
                    522            612